Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of Land and Lot Option Purchase Agreements

	2013	2012
Option with related parties:
Earnest deposits	—	—
Number of lots	—	82
Average exercise price	$—	$42,000
Total required to exercise options (in thousands)	$—	$3,400
Option with unrelated parties:
Earnest deposits (in thousands)	$1,242	$500
Number of lots	499	237
Average exercise price	$63,044	$64,000
Total required to exercise options (in thousands)	$31,459	$15,200